ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) - USD ($)		1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 01, 2019	Aug. 26, 2021	Dec. 31, 2019	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2019	Jun. 22, 2021
Organization and Description of Business (Textual)
Description of changed its name					On November 1, 2019, the Company changed its name from QPAGOS to Innovative Payment Solutions, Inc. Additionally, and immediately following the name change, the Company filed a Certificate of Change with the Secretary of State of the State of Nevada to effect a reverse split of the Company’s common stock, par value $0.0001 per share (the “common stock”) at a ratio of 1-for-10, effective on November 1, 2019 (the Reverse Stock Split”). As a result of the Reverse Stock Split, each ten pre-split shares of common stock outstanding automatically combined into one new share of common stock without any further action on the part of the holders, and the number of outstanding shares of common stock was reduced from 320,477,867 shares to 32,047,817 after rounding for fractional shares.
Percentage of remaining shares owned		49.00%
Reverse stock split, description	On November 1, 2019, the Company changed its corporate name from “QPAGOS” to “Innovative Payment Solutions, Inc.” Additionally, and immediately following the name change, the Company filed a Certificate of Change with the Secretary of State of the State of Nevada to effect a reverse split of the then outstanding Common Stock at a ratio of 1-for-10, effective on November 1, 2019 (the “Reverse Stock Split”). As a result of the Reverse Stock Split, each ten pre-split shares of Common Stock outstanding automatically combined into one new share of Common Stock without any further action on the part of the holders, and the number of outstanding shares of Common Stock was reduced from 320,477,867 shares to 32,047,817 after rounding for fractional shares.
Stock purchase agreement, description			On December 31, 2019, the Company consummated the disposal of Qpagos Corporation, Qpagos Mexico and Redpag in exchange for 2,250,000 shares (the “Vivi Shares”) of common stock of Vivi Holdings, Inc. (“Vivi” or “Vivi Holdings”) pursuant to a Stock Purchase Agreement dated August 5, 2019 (the “SPA”). Of the 2,250,000 shares of Vivi, nine percent (9%) was allocated as follows: Gaston Pereira (5%), Andrey Novikov (2.5%), and Joseph Abrams (1.5%).
Common Stock [Member]
Organization and Description of Business (Textual)
Reverse stock split, description					Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporation’s capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of IPSI common stock, par value $0.0001 per share (the “Common Stock”). Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, IPSI assumed all of Qpagos Corporation’s warrants issued and outstanding immediately prior to the Merger, which were exercisable for approximately 621,920 shares of Common Stock, respectively, as of the date of the Merger. Prior to and as a condition to the closing of the Merger, the then-current IPSI stockholder of 500,000 shares of Common Stock agreed to return to IPSI 497,500 shares of Common Stock held by such holder to IPSI and the then-current IPSI stockholder retained an aggregate of 2,500 shares of Common Stock and the other stockholders of IPSI retained 500,000 shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation’s former stockholders held 4,992,900 shares of IPSI common stock which represented approximately 91% of the outstanding Common Stock.
Merger agreement, description				Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporation’s capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”). Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, the Company assumed all of Qpagos Corporation’s warrants issued and outstanding immediately prior to the Merger, which were exercisable for an aggregate of approximately 621,920 shares of Common Stock as of the date of the Merger. Prior to and as a condition to the closing of the Merger, a then-current holder of 500,000 shares of Common Stock agreed to return 497,500 shares of Common Stock held by such holder to the Company and such holder retained an aggregate of 2,500 shares of Common Stock. The other then stockholders of the Company retained 500,000 shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation’s former stockholders held 4,992,900 shares of Common Stock which represented approximately 91% of the outstanding Common Stock.
Frictionless Financial Technologies, Inc. [Member]
Organization and Description of Business (Textual)
Acquired percentage				1.00%	1.00%
Beyond Fintech [Member]
Organization and Description of Business (Textual)
Stake owned percentage		51.00%
Frictionless [Member]
Organization and Description of Business (Textual)
Strategic interest				10.00%			10.00%
Common stock outstanding percentage				41.00%	41.00%
Purchase price (in Dollars)				$ 300,000	$ 300,000
Stock Purchase Agreement [Member]
Organization and Description of Business (Textual)
Business acquisition, planned restructuring activities, description						On December 31, 2019, Innovative Payment Solutions consummated the disposal of Qpagos Corporation, Qpagos Mexico and Redpag in exchange for 2,250,000 shares (the “Vivi Shares”) of common stock of Vivi Holdings, Inc. (“Vivi” or “Vivi Holdings”) pursuant to a Stock Purchase Agreement dated August 5, 2019 (the “SPA”). Of the 2,250,000 shares of Vivi, nine percent (9%) was allocated as follows: Gaston Pereira (5%), Andrey Novikov (2.5%), and Joseph Abrams (1.5%).